SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation and Consolidation	The accompanying consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).
Consolidation	The consolidated financial statements include the accounts of PLAYSTUDIOS, Inc. and its consolidated subsidiaries. In the opinion of management, all adjustments considered necessary for a fair presentation have been recorded within the accompanying financial statements, and all intercompany balances and transactions have been eliminated upon consolidation. Certain reclassifications in these financial statements have been made to comply with U.S. GAAP applicable to public companies and SEC Regulation S-X.Pursuant to the Business Combination as discussed in Note 3—Business Combination, the Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Acies was treated as the “acquired” company for financial reporting purposes and the consolidated financial statements represent the accounts of Old PLAYSTUDIOS “as if” Old PLAYSTUDIOS is the predecessor to the Company.
Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and notes thereto. Significant estimates and assumptions reflected in the Company’s consolidated financial statements include the estimated consumption rate of virtual currency that is used in the determination of revenue recognition, useful lives of property and equipment and definite-lived intangible assets, the expensing and capitalization of research and development costs for internal-use software, assumptions used in accounting for income taxes, stock-based compensation, and the evaluation of goodwill and long-lived assets for impairment. The Company believes the accounting estimates are appropriate and reasonably determined. Due to the inherent uncertainties in making these estimates, actual amounts could differ materially.

Segments
Segments
Operating segments are defined as components of an entity for which discrete financial information is available, and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The CODM, the Company’s Chief Executive Officer, reviews financial information on a consolidated basis for purposes of evaluating performance and allocating resources. As such, the Company has one operating and reportable segment.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments with an original maturity of three months or less from the date of purchase and are stated at the lower of cost or market value.
Financial instruments that potentially subject us to concentrations of credit risk consist of cash and cash equivalents and receivables. The Company maintains cash and cash equivalent balances at several banks. Cash accounts located in the U.S. are insured by the Federal Deposit Insurance Corporation (FDIC). Although balances may exceed amounts insured by the FDIC, the Company believes that it is not exposed to any significant credit risk related to its cash or cash equivalents and has not experienced any losses in such accounts.

Receivables and Allowance for Doubtful Accounts
Receivables and Allowance for Doubtful Accounts
The Company’s receivables consist primarily of amounts due from social and mobile game platform operators, including Apple, Google, Facebook, and Amazon. Accounts receivable are typically non-interest bearing and are initially recorded at cost. The Company regularly reviews accounts receivable, considers current economic conditions and the financial positions of the Company’s platform operators. Accounts are written off when the Company deems the account to be uncollectible. Recoveries of accounts previously written off are recorded when received. The Company reserves an estimated amount for receivables that may not be collected to reduce receivables to their net carrying amount, which approximates fair value. Methodologies for estimating the allowance for doubtful accounts range from specific reserves to various percentages applied to aged receivables. Historical collection rates are considered in determining reserves.

Property and Equipment, net
Property and Equipment, net
The Company states property and equipment at cost net of accumulated depreciation. The Company capitalizes the costs of improvements that extend the life of the asset, while costs of repairs and maintenance are charged to expense as incurred. Gains or losses on the disposition of property and equipment are included in the determination of income.
Computer equipment, furniture, and fixtures are depreciated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the estimated useful life of the asset or the related lease term.

Estimated Useful Life
Computer equipment	3 years
Purchased software	3 years
Furniture and fixtures	3	-	7 years
Leasehold improvements	Lesser of 10 years or remaining lease term
Property and equipment are reviewed for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If property and equipment are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair market value. If the Company reduces the estimated useful life assumption for any asset, the remaining unamortized balance would be amortized or depreciated over the revised estimated useful life.

Internal-Use Software
Internal-Use Software
The Company recognizes internal-use software development costs in accordance with Accounting Standards Codification (ASC) 350-40, Internal-Use Software. Capitalized costs include consulting fees, payroll and payroll-related costs, and stock-based compensation for employees who devote time to the Company’s internal-use software projects. Capitalization begins when the preliminary project stage is complete and the Company commits resources to the software project and continues during the application development stage. Capitalization ceases when the software has been tested and is ready for its intended use. Qualified costs incurred during the post-implementation/post-operation stage of the Company’s software applications relating to upgrades and enhancements are capitalized to the extent it is probable that they will result in added functionality. Costs that cannot be separated between maintenance of, and minor upgrades and enhancements to, internal-use software are expensed as incurred. Capitalized internal-use software development costs are amortized on a straight-line basis over a three-year estimated useful life. The Company believes that a straight-line basis for amortization best represents the pattern through which the Company derives value from internal-use software. The Company evaluates the useful lives of these assets and test for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.
Goodwill
Goodwill
In accordance with Accounting Standards Update (ASU) No. 2014-02, Intangibles—Goodwill and Other (Topic 350): Accounting for Goodwill, goodwill is recorded as the excess of the purchase price over acquisition-date fair value of identifiable tangible and intangible assets and liabilities. Goodwill is tested for impairment annually as of October 1st of each year, or when a triggering event occurs. If a triggering event occurs, qualitative factors are first assessed to determine whether a quantitative impairment test is required. Any impairment would be recognized for the difference between the fair value and the carrying amount limited to the carrying amount of goodwill. Impairment testing for goodwill is performed at the reporting unit level. The Company has identified a single reporting unit based on the Company’s management structure.

Intangible Assets
Intangible Assets
Intangible assets are classified into one of the two categories: (1) intangible assets with definite lives subject to amortization and (2) intangible assets with indefinite lives not subject to amortization.
For definite-lived intangible assets, amortization is recorded using the straight-line method, which materially approximates the pattern of the assets’ use. The Company continually evaluates whether events and circumstances have occurred that indicate the remaining estimated useful life of intangible assets may warrant revision or that the remaining balance may not be recoverable. These factors may include a significant deterioration of operating results, changes in business plans, or changes in anticipated cash flows. The estimated useful lives of the Company’s intangible assets are as follows:

	Estimated Useful Life
Licenses	3	-	5 years
Trade names	5 years
When factors indicate that a definite-lived intangible asset should be evaluated for possible impairment, the Company reviews intangible assets to assess recoverability from future operations using undiscounted cash flows. If future undiscounted cash flows are less than the carrying value, an impairment is recognized in earnings to the extent that the carrying value exceeds fair value.
For indefinite-lived intangible assets, the Company conducts impairment tests annually or more frequently if events or changes in circumstances indicate that it is more likely than not that the fair value of an indefinite-lived asset is less than its carrying value, or when circumstances no longer continue to support an indefinite useful life. If a triggering event occurs, qualitative factors are first assessed to determine whether a quantitative impairment test is required. If a quantitative test is required, the fair value of the intangible is compared to the asset’s carrying amount. Any impairment would be recognized for the difference between the fair value and the carrying amount. The Company performs its annual impairment testing as of October 1 of each year.

Warrant Liabilities
Warrant Liabilities
The Company evaluates all of its financial instruments, including issued warrants, to determine if such instruments are liability classified, pursuant to ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) or derivatives or contain features that qualify as embedded derivatives pursuant to ASC Topic 815, Derivatives and Hedging (“ASC 815”). The classification of instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Issuance costs incurred with the Business Combination that are attributable to liability classified warrants are expensed as incurred.

Fair Value Measurements
Fair Value Measurements
The carrying amounts of the Company’s financial instruments, including accounts receivable, accounts payable, and accrued liabilities, approximate fair value because of their short-term maturities.
According to ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three tiers, which prioritize the inputs used in measuring fair value as follows:
Level 1—Observable inputs, such as quoted prices in active markets for identical assets or liabilities;
Level 2—Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and
Level 3—Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
Entities are permitted to choose to measure certain financial instruments and other items at fair value. The Company has not elected the fair value measurement option for any of the Company’s assets or liabilities that meet the criteria for this election.

License Agreements & Minimum Guarantees
License Agreements & Minimum Guarantees
The Company enters into long-term license agreements with third parties in which it is obligated to pay a minimum guaranteed amount of royalties, typically annually over the life of the contract. The Company accounts for the minimum guaranteed obligations within “Accrued liabilities” and “Other long-term liabilities” at the onset of the license arrangement and record a corresponding licensed asset within “Intangibles, net” in the accompanying Consolidated Balance Sheets. The licensed intangible assets related to the minimum guaranteed obligations are amortized over the term of the license agreement with the amortization expense recorded in “Depreciation and amortization” in the accompanying Consolidated Statements of Operations. The Company classifies minimum royalty payment obligations as current liabilities to the extent they are contractually due within the next 12 months. The long-term portion of the liability related to the minimum guaranteed obligations is reduced as royalty payments are made as required under the license agreement. The Company assesses the recoverability of license agreements whenever events arise or circumstances change that indicate the carrying value of the licensed asset may not be recoverable. Recoverability of the licensed asset and the amount of impairment, if any, are determined using the Company’s policy for intangible assets with finite useful lives.

Revenue Recognition, Advertising Revenue and Cost of Revenue
Revenue Recognition
In May 2014, the Financial Accounting Standards Board (FASB) issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). ASU 2014-09 combined with all subsequent amendments, which is collectively ASC 606, Revenue from Contracts with Customers, provides guidance outlining a single five-step comprehensive revenue model in accounting for revenue from contracts with customers which supersedes all existing revenue recognition guidance, including industry-specific guidance. ASU 2014-09 also required expanded disclosures relating to the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. On January 1, 2019, the Company adopted the new accounting standard and related amendments (collectively, the “new revenue accounting standard”) using the modified retrospective method.
The Company determines revenue recognition by:
•identifying the contract, or contracts, with a customer;
•identifying the performance obligations in each contract;
•determining the transaction price;
•allocating the transaction price to the performance obligations in each contract; and
•recognizing revenue when, or as, the Company satisfies performance obligations by transferring the promised goods or services.
Advertising Revenue
The Company has contractual relationships with various advertising service providers for advertisements within the Company’s games. Advertisements can be in the form of an impression, click-throughs, banner ads, or offers. Offers are advertisements where the players are rewarded with virtual currency for watching a short video. The Company has determined the advertising service provider to be its customer and displaying the advertisements within its games is identified as the single performance obligation. Revenue from advertisements and offers are recognized at a point in time when the advertisements are displayed, or when the player has completed the offer as the advertising service provider simultaneously receives and consumes the benefits provided from these services. The price can be determined by the applicable evidence of the arrangement, which may include a master contract or a third-party statement of activity.
The transaction price is generally the product of the advertising units delivered (e.g. impressions, videos viewed) and the contractually agreed upon price per advertising unit. Further, the price per advertising unit can also be based on revenue share percentages stated in the contract. The number of advertising units delivered is determined at the end of each month so there is no uncertainty about the transaction price. Payment terms are stipulated as a specific number of days subsequent to end of the month, ranging from 45 to 60 days.
Principal Agent Considerations
The Company’s games are played on various social and mobile third-party platforms for which such third parties collect monies from players and remit net proceeds after deducting payment processing fees. The Company is primarily responsible for providing access to the virtual currency, has control over the content and functionality of games before they are accessed by players, and has the discretion to establish the pricing for the virtual currency. Therefore, the Company concluded that it is the principal and as a result, revenues are reported gross of payment processing fees. Payment processing fees are recorded as a component of “Cost of revenue” in the accompanying Consolidated Statements of Operations. The Company reports its advertising revenue net of amounts retained by advertising service providers.
Cost of Revenue
Cost of revenue relates to direct expenses incurred to generate revenue from online and mobile games and are recorded as incurred. The Company’s cost of revenue consists primarily of payment processing fees, hosting and data center costs related to operating its games, and royalties for licensed games. Payment processing fees consist of fees paid to third-party social and mobile platform operators. If applicable, other than the deferral of payment processing fees associated with deferred revenues, payment processing fees are expensed as incurred.

Virtual Currency
Virtual Currency
The Company develops and operates free-to-play games which are downloaded and played on social and mobile platforms. Players may collect virtual currency free of charge through the passage of time or through targeted marketing promotions. Additionally, players can send free “gifts” of virtual currency to their friends through interactions with certain social platforms. Players may also purchase additional virtual currency through accepted payment methods offered by the respective platform. Once a purchase is completed, the virtual currency is deposited into the player’s account and are not separately identifiable from previously purchased virtual currency obtained by the player for free. Once obtained, virtual currency (either free or purchased) cannot be redeemed for cash nor exchanged for anything other than gameplay. When virtual currency is consumed in our games, the player could “win” and would be awarded additional virtual currency or could “lose” and lose the future use of that virtual currency. As the player does not receive any additional benefit from our games, nor is the player entitled to any additional rights once the player’s virtual currency is substantially consumed, the Company has concluded that the virtual currency represents consumable goods.
Players can earn loyalty points through a variety of activities, including but not limited to playing the Company’s games, engaging with in-game advertising, engaging with marketing emails, and logging into the game. The loyalty points can be redeemed for rewards offered by the Company’s awards partners. There is no obligation for the Company to pay or otherwise compensate the Company’s awards partners for any player redemptions under the Company’s awards partner agreements. In addition, both paying and non-paying players can earn loyalty points. Therefore, the loyalty points earned by players are marketing offers and do not provide players with material rights. Accordingly, the loyalty points do not require any allocation to the transaction price of virtual currency.
Additionally, certain of the Company’s games participate in an additional program which ranks players into different tiers based on tier points earned during a given time frame. Tier points can be earned through a variety of player engagement activities, including but not limited to logging into our games, achieving multi-day log-in streaks, collecting hourly bonuses, and purchasing virtual currency bundles. Depending on the tier, players are granted access to special benefits at the Company’s discretion. Similar to loyalty points that are redeemable into real-world rewards, the tier points are not awarded as a result of a contract with a customer since both paying and non-paying players can earn these tier points. As a result, the tier points earned by players do not provide players with material rights and do not require any allocation to the transaction price of virtual currency.
The Company has the performance obligation to display and provide access to the virtual currency purchased by the Company’s player within the game whenever the player accesses the game until the virtual currency is consumed. Payment is required at the time of purchase and the transaction price is fixed. The transaction price, which is the amount paid for the virtual currency by the player is allocated entirely to this single performance obligation.
As virtual currency represents consumable goods, the Company recognizes revenue as the virtual currency is consumed over the estimated consumption period. Since the Company is unable to distinguish between the consumption of purchased or free virtual currency, the Company must estimate the amount of outstanding purchased virtual currency at each reporting date based on player behavior. The Company has determined through a review of player behavior that players who purchase virtual currency generally are not purchasing additional virtual currency if their existing virtual currency balances have not been substantially consumed. As the Company can track the duration between purchases of virtual currency for individual players, the Company is able to reliably estimate the period over which virtual currency is consumed. Based upon an analysis of players’ historical play behavior, the timing difference between when virtual currency is purchased by a player and when such virtual currency is consumed in gameplay is relatively short, currently one to seven days with an average consumption period of approximately one day. The Company recognizes revenue from in-game purchases of virtual currency over this estimated average period between when the virtual currency is purchased and consumed. If applicable, the Company records the unconsumed virtual currency in “Deferred revenue” and records the prepaid payment processing fees associated with this deferred revenue in “Prepaid expenses”.
The Company continues to gather detailed player behavior and assess this data in relation to its revenue recognition policy. To the extent the player behavior changes, the Company reassesses its estimates and assumptions used for revenue recognition prospectively on the basis that such changes are caused by new factors indicating a change in player behavior patterns.

Research and Development
Research and Development
The Company incurs various direct costs in relation to the development of future social and mobile games along with costs to improve current social and mobile games. Research and development costs consist primarily of payroll and related personnel costs, stock-based compensation, and consulting fees. The Company evaluates research and development costs incurred to determine whether the costs relate to the development of software and are, therefore, qualified to be capitalized under ASC 350-40, Internal-Use Software. All other research and development costs are expensed as incurred.

Advertising	Advertising expense is included in “Selling and marketing” expenses in the Consolidated Statements of Operations.
Share-Based Compensation
Share-Based Compensation
The Company measures compensation expense for all share-based awards at fair value on the date of grant and recognizes compensation expense over the service period on a straight-line basis for awards expected to vest.
The Company uses the Black-Scholes-Merton option-pricing model to determine the fair value for option awards. In valuing our option awards, the Company makes assumptions about risk-free interest rates, dividend yields, volatility and weighted-average expected lives. The Company accounts for forfeitures as they occur. Risk-free interest rates are derived from U.S. Treasury securities as of the option award grant date. Expected dividend yield is based on our historical cash dividend payments, which have been zero to date. The expected volatility for shares of the Company's Class A common stock is estimated using our historical volatility. The weighted-average expected life of the option awards is estimated based on our historical exercise data.
The Company's dual class structure was created upon the Domestication (as defined in Note 3—Business Combination). The Class B common stock including Class B common stock underlying vested stock options, held by Mr. Andrew Pascal, the Company's Chairman and Chief Executive Officer, or his affiliates (the "Founder Group") carry a super vote premium. As the Founder Group did not have control of Old PLAYSTUDIOS prior to the Business Combination, and Mr. Pascal is an employee of the Company, the incremental value resulting from the super vote premium is accounted for as incremental compensation costs.
The Company utilized the market approach by observing other market participants with (i) dual class structures, (ii) super vote premiums for a single class and (iii) both classes trading on a national exchange. Based on the observed data, management selected a premium for the Class B common stock and the stock options held by members of the Founder Group.

Foreign Currency Translation and Transactions
Foreign Currency Translation and Transactions
The functional currency of each of the Company’s wholly owned foreign subsidiaries is the applicable local currency. The translation of foreign currencies into U.S. dollars is performed for assets and liabilities using current foreign currency exchange rates in effect at the consolidated balance sheet date and for revenue and expense accounts using average foreign currency exchange rates during the year. Capital accounts are translated at historical foreign currency exchange rates. Translation gains and losses are included in stockholders’ equity as a component of accumulated other comprehensive income. Adjustments that arise from foreign currency exchange rate changes on transactions, primarily driven by intercompany transactions, denominated in a currency other than the functional currency are included in “Other income (expense), net” in the Consolidated Statements of Operations.

Income Taxes
Income Taxes
The Company accounts for income taxes in accordance with ASC 740, Income Taxes, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in its consolidated financial statements or tax returns. Under ASC 740, the Company determines deferred tax assets and liabilities based on the temporary difference between the consolidated financial statements and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which it expects the differences to be recovered or settled. The Company establishes valuation allowances when necessary, based on the weight of the available positive and negative evidence, to reduce deferred tax assets to the amount that is more likely than not to be realized.
The Company accounts for uncertain tax positions in accordance with ASC 740, which requires companies to adjust their consolidated financial statements to reflect only those tax positions that are more likely than not to be sustained upon examination by taxing authorities based on the technical merits of the issue. ASC 740 prescribes a comprehensive model for the consolidated financial statement recognition, measurement, presentation, and disclosure of uncertain tax positions taken or expected to be taken in income tax returns. The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes.
We have elected to account for the impact of the global intangible low-taxed income (GILTI) inclusion and base erosion anti-avoidance tax (BEAT) based on the period cost method.

Net Income Per Share
Net Income Per Share
Net income per share (“EPS”) is calculated using the two-class method required for participating securities and multiple classes of common stock. Basic income per share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding. Net income available to common stockholders represents net income attributable to common stockholders reduced by the allocation of earnings to participating securities. Diluted income per share adjusts basic loss per share for the potentially dilutive impact of stock options, warrants, restricted stock, and contingently issuable earnout shares. The dilutive effect of stock options, warrants, restricted stock, and contingently issuable earnout shares is computed using the treasury stock method. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.
EPS calculations for all periods prior to the Business Combination have been retrospectively adjusted for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization. Subsequent to the Business Combination, net income per share was calculated based on the weighted average number of common stock then outstanding.

Recently Issued Accounting Pronouncements Not Yet Adopted and Recently Adopted Accounting Pronouncements
Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the Financial Accounting Standards Board ("FASB") issued ASU 2016-02, Leases (Topic 842). The amended guidance is intended to increase transparency and comparability among organizations by recognizing lease assets and liabilities in the Consolidated Balance Sheets and disclosing key information about leasing arrangements. The adoption of this guidance is expected to result in a significant portion of the Company’s operating leases, where the Company is the lessee, to be recognized in the Company’s Consolidated Balance Sheets. The guidance requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. This guidance is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with earlier adoption permitted. The Company is currently evaluating the impact of adopting this guidance.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326). The new guidance replaces the incurred loss impairment methodology in current guidance with a current expected credit loss model (“CECL”) that incorporates a broader range of reasonable and supportable information including the forward-looking information. This guidance is effective for the Company for fiscal years beginning after December 15, 2022, including interim periods within that annual reporting period, with early adoption permitted. Application of the amendments is through a cumulative-effect adjustment to retained earnings as of the effective date. The Company is currently evaluating the impact of adopting this guidance.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The new guidance removes certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. It also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. This guidance is effective for the Company for fiscal years beginning after December 15, 2021, including interim periods within that annual reporting period, with early adoption permitted with simultaneous adoption of all provisions of the new standard. The Company is currently evaluating the impact of adopting this guidance.
Recently Adopted Accounting Pronouncements
In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the new amendment, the Company is required to perform its annual or interim goodwill impairment test by comparing the fair value of the reporting unit with its carrying amount, and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The guidance is effective for the Company for fiscal years beginning after December 15, 2022, including interim periods within that annual period, with early adoption permitted. The Company early adopted this guidance prospectively on January 1, 2021, and it did not have any impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU 2018-15, Customer’s Accounting for Implementation costs Incurred in a Cloud Computing Arrangement that is a Service Contract, that requires implementation costs incurred by customers in cloud computing arrangements to be deferred and recognized over the term of the arrangement, if those costs would be capitalized by the customer in a software licensing arrangement under the internal-use software guidance in ASC Topic 350, Intangibles—Goodwill and Other. This guidance is effective for the Company for fiscal years beginning after December 15, 2020, including interim periods within that annual reporting period, with early adoption permitted. The Company early adopted this guidance prospectively on January 1, 2020, and it did not have a material impact on the Company’s consolidated financial statements.
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This temporary guidance provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions that reference London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued. ASU 2020-04 is effective as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020 and may be applied prospectively through December 31, 2022. The Company adopted this guidance prospectively on January 1, 2021, and it did not have any impact on the Company’s consolidated financial statements.